Lease Liabilities	6 Months Ended
Jun. 30, 2023
Lease Liabilities [Abstract]
LEASE LIABILITIES
14	LEASE LIABILITIES

	December 31, 2022	June 30, 2023
	RM	RM	USD
At beginning of year / period	-	744,959	159,592
Additions	952,191	-	-
Finance cost	24,768	14,629	3,134
Payments	(232,000)	(174,000)	(37,276)
At end of year / period	744,959	585,588	125,450

Future lease payment payables:
- Within one year	348,000	174,000	37,276
- Within two to five years	435,000	435,000	93,190
Total future minimum lease payments	783,000	609,000	130,466
Less: Future finance charges	(38,041)	(23,412)	(5,016)
	744,959	585,588	125,450

These are office lease contracts for premises with a tenure of 3 years. In contrast, the Group also has certain leases with lease terms of 12 months or less. The Group applies the “short-term lease” recognition exemptions for these leases.

Details of the carrying amounts of right-of-use assets recognized and the movements during the year/period are disclosed in Note 7 to the unaudited interim condensed consolidated financial statements.

The lease liabilities at the end of the reporting period bear weighted average incremental borrowing rate of 4.31% (2022: 4.31%) per annum.

	December 31, 2022	June 30, 2023
	RM	RM	USD
Depreciation of right-of-use asset	238,048	158,698	33,998
Interest expense on lease liabilities	24,768	14,629	3,134
Lease expense not capitalised in lease liabilities:		-	-
-expense relating to short-term lease	257,243	149,951	32,124
Total amount recognised in profit or loss	520,059	323,278	69,256